OTHER CURRENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES

5. OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	March 31, 2024	December 31, 2023
Consulting fees payable	$23,750	$24,500
Directors’ fees payable	115,002	107,002
Officers’ salaries payable	343,786	281,887
Rent payable	175,211	159,758
Total	$657,749	$573,147

5. OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	December 31, 2023	December 31, 2022
Consulting fees payable	$24,500	$9,500
Directors’ fees payable	107,002	56,002
Officers’ salaries payable	281,887	93,500
Rent payable	159,758	98,325
Total	$573,147	$257,327